Revenue by destination and product - Consolidated sales revenue by product (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 53,721	$ 56,074		$ 64,084
Other revenue	320	(520)		(589)
Consolidated sales revenue	54,041	55,554	[1]	63,495	[1]
Iron ore
Disclosure of products and services [line items]
Revenue from contracts with customers	33,383	33,068		42,992
Other revenue	389	(267)		(796)
Consolidated sales revenue	33,772	32,801		42,196
Aluminium, alumina and bauxite
Disclosure of products and services [line items]
Revenue from contracts with customers	12,039	13,955		12,336
Other revenue	(63)	(165)		103
Consolidated sales revenue	11,976	13,790		12,439
Copper
Disclosure of products and services [line items]
Revenue from contracts with customers	3,219	3,276		3,229
Other revenue	(1)	(80)		96
Consolidated sales revenue	3,218	3,196		3,325
Industrial minerals (comprising titanium dioxide slag, borates and salt)
Disclosure of products and services [line items]
Revenue from contracts with customers	2,806	2,685		2,114
Other revenue	(8)	(16)		3
Consolidated sales revenue	2,798	2,669		2,117
Gold
Disclosure of products and services [line items]
Revenue from contracts with customers	470	564		1,075
Other revenue	6	9		2
Consolidated sales revenue	476	573		1,077
Diamonds
Disclosure of products and services [line items]
Revenue from contracts with customers	444	816		501
Other revenue	0	0		0
Consolidated sales revenue	444	816		501
Other products and freight services
Disclosure of products and services [line items]
Revenue from contracts with customers	1,360	1,710		1,837
Other revenue	(3)	(1)		3
Consolidated sales revenue	$ 1,357	$ 1,709		$ 1,840

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.